Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

5. Related Party Transactions

(a) As at December 31, 2011, the Company owed $341,101 (2010 – $196,725) to the Chairman of the Company which is non-interest bearing, unsecured, and due on demand.

(b) During the year ended December 31, 2011, the Company paid rent of $nil (2010 - $nil; 2009 - $15,512) to a company controlled by the Chairman of the Company.

(c) During the year ended December 31, 2011, the Company incurred management fees of $100,000 (2010 - $nil; 2009 - $200,000) to the Chairman of the Company for services rendered during the year.